Management Incentive Plans - Key Input Assumptions Utilized in Valuation and Recognition of Units Granted (Detail) - Habit Restaurants LLC Management Incentive Plan [Member]	12 Months Ended
	Dec. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years	5 years	5 years
Risk-free interest rate, minimum	2.20%	1.30%	1.10%
Risk-free interest rate, maximum	2.30%	2.00%	1.60%
Dividend yield rate	0.00%	0.00%	0.00%
Price volatility	32.30%	38.70%	39.80%
Expected term	5 years 6 months	7 years 6 months	7 years 6 months